UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

 (Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Prasad Growth Fund
	Schedule of Investments
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 80.34%

Apparel (Clothing) - 3.94%
200	Michael Kors Holdings, Ltd. *	$ 10,206

Bank - 5.19%
300	Texas Capital Bancshares, Inc. *	13,446

Business Services - 4.08%
450	Grand Canyon Education, Inc. *	10,562

Computer - 5.14%
25	Apple, Inc.	13,304

Drug - 11.83%
200	Medivation, Inc. *	10,232
1,500	Repligen, Corp.	9,420
1,000	Santarus, Inc. *	10,980
		30,632
Electronic - 3.44%
150	Mellanox Technologies, Ltd. *	8,907

Financial - 8.70%
500	Ellie Mae, Inc. *	13,875
250	Ocwen Financial Corp. *	8,648
		22,523
Internet - 3.60%
350	Facebook, Inc. *	9,317

Mining - 26.44%
20,000	Jaguar Mining, Inc. *	12,630
40,000	Uranerz Energy Corp. *	55,600
100	Uranium Energy Corp. *	256
		68,486
Retail - 7.98%
500	Green Mountain Coffee Roasters, Inc. *	20,670

TOTAL COMMON STOCKS (Cost $212,778) - 80.34%		$ 208,053

LIMITED PARTNERSHIPS - 3.64%
250	Rentech Nitrogen Partners, L.P.	9,423

TOTAL FOR LIMITED PARTNERSHIPS (Cost $9,571) - 3.64%		$ 9,423

CALL OPTIONS - 1.17% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call		Value

	Apollo Group, Inc.
500	January 2014 Call @ $50.00	0

	Green Mountain Coffee Roasters, Inc.
1,000	January 2014 Call @ $85.00	960

	HollyFrontier Corp.
200	March 2013 Call @ $44.50	760

	iShares Dow Jones US Home Construction
500	January 2014 Call @ $25.00	375

	PDL BioPharma, Inc.
3,000	February 2013 Call @ $9.00	0

	PowerShares QQQ
100,000	March 2013 Call @ $89.00	0

	Proshares UltraPro QQQ
300	January 2013 Call @ $53.00	525

	Seagate Technology Public Limited Co.
500	January 2014 Call @ $50.00	310

	Ubiquiti Networks, Inc.
1,000	March 2013 Call @ $15.82	100

	Total (Premiums Paid $6,504) - 1.17%	$ 3,030

SHORT TERM INVESTMENTS - 3.11%
2,018	Fidelity Governmental Fund 57, 0.01% ** (Cost $2,018)	2,018
2,018	First American Government Obligation Fund Cl Y, 0.02% ** (Cost $2,018)	2,018
2,018	First American Treasury Obligation Cl Y, 0.00% ** (Cost $2,018)	2,018
2,019	Invesco Short-Term Investments Treasury, 0.02% ** (Cost $2,019)	2,019

TOTAL FOR SHORT TERM INVESTMENTS (Cost $8,073) - 3.11%		$ 8,073

TOTAL INVESTMENTS (Cost $236,926) - 88.26%		$ 228,579

OTHER ASSETS LESS LIABILITIES - 11.74%		30,397

NET ASSETS - 100.00%		$ 258,976

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of December 31, 2012

NOTES TO FINANCIAL STATEMENTS
Prasad Growth Fund
1. SECURITY TRANSACTIONS

At December 31, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $236,926 amounted to $8,351 which consisted of aggregate gross unrealized appreciation of $12,645 and aggregate gross unrealized depreciation of $20,996.

2. SECURITY VALUATION

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$208,053	$0	$0	$208,053
Limited Partnerships	$9,423	$0	0.000%	$9,423
Option Premiums	$3,030	$0	$0	$3,030
Cash Equivalents	$8,073	$0	$0	$8,073
Total	$228,579	$0	$0	$228,579

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date February 21, 2013

* Print the name and title of each signing officer under his or her signature.